Offerings	Aug. 24, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.100% The Dow Chemical Co Notes Due August 15, 2031
Maximum Aggregate Offering Price	$ 792,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 109.38
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.750% The Dow Chemical Co Notes Due August 15, 2036
Maximum Aggregate Offering Price	$ 280,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 38.67
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.450% The Dow Chemical Co Notes Due August 15, 2056
Maximum Aggregate Offering Price	$ 1,164,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 160.75
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.